INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax (Expenses)/Benefits
	For the years ended December 31,
	2013	2014	2015

Income tax (expenses)/benefits:
Current	$(1,088)	$(988)	$(480)
Deferred	1,625	2,500	(5,941)

	$537	1,512	$(6,421)

Schedule of Deferred Income Tax Assets and Liabilities
	As of December 31,
	2014	2015
Deferred tax assets:
Current
Allowance for doubtful accounts	$1,347	$899
Accrued payroll	390	-
Employee education fee excess	-	6
Valuation allowance	(1,253)	(864)

Deferred tax assets - current	484	41

Non-current
Depreciation of property and equipment	245	127
Amortization of intangible assets and concession fees	2,821	2,274
Net operating loss carry forwards	10,842	15,404
Valuation allowance	(3,657)	(13,322)

Deferred tax assets - non-current	10,251	4,483

Total deferred tax assets	10,735	4,524

Deferred tax liabilities:
Non-current
Acquired intangible assets	130	91

Total deferred tax liabilities	$130	$91

Schedule of Effective Income Tax Rate Reconciliation
	For the years ended December 31,
	2013	2014	2015

Net loss before provision for income taxes	$(30,323)	$(53,414)	$(74,202)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(7,581)	(13,354)	(18,551)

Expenses not deductible for tax purposes:
Entertainment expenses exceeded the tax limit	271	217	300
Tax effect of tax losses not recognized	346	10	-
Tax effect of other permanent differences	88	360	330
Changes in valuation allowance	526	2,748	9,276
Effect of preferential tax rates granted to PRC entities	5,379	7,912	14,404
Effect of income tax rate difference in other jurisdictions	434	595	662

Income tax expenses/ (benefits)	$(537)	$(1,512)	6,421

Effective tax rates	1.8%	2.8%	(8.7)%

Schedule of Tax Holiday Impact on Earnings Per Share Basic and Diluted
	For the years ended December 31,
	2013	2014	2015

decrease in income tax expenses	$(5,379)	$(7,912)	$(14,404)
decrease in net loss per ordinary share-basic	(0.04)	(0.07)	(0.12)
decrease in net loss per ordinary share-diluted	(0.04)	(0.07)	(0.11)